Schedule of Intangible Assets and Goodwill (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 4,224,113	$ 8,477,469
Intangible assets, accumulated amortization	(3,565,970)	4,499,796
Intangible assets, net	658,143	1,121,707
Total intangible assets and goodwill, cost	4,467,863	13,221,015		$ 13,355,897
Total intangible assets and goodwill, accumulated amortization	(3,565,970)	(11,855,558)		(2,896,632)
Total intangible assets and goodwill, net	901,893	1,365,457	$ 34,000	10,459,265
Definite lived assets, accumulated amortization		(7,355,762)
Goodwill, cost		4,499,796		4,661,796
Goodwill, accumulated amortization		(4,499,796)
Goodwill, net				4,661,796
Intangible assets, accumulated amortization and impairment	3,565,970	(4,499,796)
Research and Development Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost		243,750		243,750
Intangible assets, accumulated amortization
Intangible assets, net		243,750		$ 243,750
Indefinite lived assets	$ 243,750	243,750
Intangible assets, accumulated amortization and impairment
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life		3 years		3 years
Intangible assets, cost		$ 77,000		$ 134,882
Intangible assets, accumulated amortization		(48,125)		(89,921)
Intangible assets, net		28,875		44,961
Intangible assets, accumulated amortization and impairment		$ 48,125		$ 89,921
Brand Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life		15 years		15 years
Intangible assets, cost		$ 69,071		$ 69,071
Intangible assets, accumulated amortization		(8,596)		(3,835)
Intangible assets, net		60,475		65,236
Intangible assets, accumulated amortization and impairment		8,596		3,835
Definite Lived Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost		8,477,469		8,450,351
Intangible assets, accumulated amortization		(7,355,762)		(2,896,632)
Intangible assets, net		1,121,707		5,553,719
Intangible assets, accumulated amortization and impairment		$ 7,355,762		$ 2,896,632
Management Service Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life	10 years	10 years		10 years
Intangible assets, cost	$ 4,224,113	$ 7,940,398		$ 7,940,398
Intangible assets, accumulated amortization	(3,565,970)	(6,939,916)		(2,500,418)
Intangible assets, net	658,143	1,000,482		5,439,980
Intangible assets, accumulated amortization and impairment	$ 3,565,970	$ 6,939,916		$ 2,500,418
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life		3 years		3 years
Intangible assets, cost		$ 391,000		$ 306,000
Intangible assets, accumulated amortization		(359,125)		(302,458)
Intangible assets, net		31,875		3,542
Intangible assets, accumulated amortization and impairment		$ 359,125		$ 302,458
Intellectual Property Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life		2 years
Intangible assets, cost		$ 77,000
Intangible assets, accumulated amortization		(48,125)
Intangible assets, net		28,875
Intangible assets, accumulated amortization and impairment		$ 48,125